Subsequent Events (Early Repayment of Short-term Borrowings) (Details) (Subsequent Event [Member]) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended
	Mar. 17, 2014 CNY	Apr. 30, 2014 Industrial and Commercial Bank of China [Member] USD ($)	Apr. 30, 2014 Industrial and Commercial Bank of China [Member] CNY	Apr. 30, 2014 China Merchants Bank [Member] USD ($)	Apr. 30, 2014 China Merchants Bank [Member] CNY	Apr. 30, 2014 Bank of China [Member] USD ($)	Apr. 30, 2014 Bank of China [Member] CNY
Subsequent Event [Line Items]
Bank borrowings, prepaid		$ 40.1	244.2	$ 43.0	262.2	$ 28.2	171.6
Bank borrowing, carried interest rate		2.28%	2.28%	2.50%	2.50%	2.98%	2.98%
Short-term investments pledged for bank borrowings	723.0		260.0		199.1		210.0
Short-term investments, carried interest rate	5.45%	4.90%	4.90%	5.80%	5.80%	5.60%	5.60%